UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        December 31, 2007
                                               -------------------------

 Check here if Amendment [_]; Amendment Number:
                                               -------------------------

  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
           -------------------------------------------
Address:   11 Martine Avenue, 11th Floor
           -------------------------------------------
           White Plains, New York 10606
           -------------------------------------------



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
           ---------------------------
Title:     President
           ---------------------------
Phone:     914-683-1002
           ---------------------------

 Signature, Place, and Date of Signing:

  Shelley F. Greenhaus          White Plains, New York         February 14, 2008
------------------------        ----------------------         -----------------
     [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------------

Form 13F Information Table Entry Total:      13
                                        -------------

Form 13F Information Table Value Total:   109,510
                                        -------------
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE





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
                                                      FORM 13F INFORMATION TABLE

   COLUMN 1                COLUMN 2   COLUMN 3      COLUMN 4   COLUMN 5                 COLUMN 6     COLUMN 7         COLUMN 8
   --------                --------   --------      --------   --------                 --------     --------         --------
                           TITLE                    VALUE      SHRS OR   SH/    PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    CUSIP       (x $1000)   PRN AMT   PRN    CALL   DISCRETION    MANAGERS    SOLE   SHARED  NONE
--------------             --------    -----       ---------   -------   ---    ----   ----------    --------    ----   ------  ----
ATP OIL & GAS CORP          COM       00208J 10 8    24,855    491,787    SH               SOLE                  491,787
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DENTAL PARTNERS    COM       025353 10 3     3,374    336,413    SH               SOLE                  336,413
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION                CL A NY
SYS CORP                   CABLVS     12686C 10 9     5,513    225,000    SH               SOLE                  225,000
------------------------------------------------------------------------------------------------------------------------------------
COLLECTIVE BRANDS INC       COM       19421W 10 0     5,064    291,200    SH               SOLE                  291,200
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW            CL A      20030N 10 1     5,022    275,000    SH               SOLE                  275,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW            CL A      20030N 10 1     3,192    174,800    SH    CALL       SOLE                  174,800
------------------------------------------------------------------------------------------------------------------------------------
COTT CORP QUE               COM       22163N 10 6     6,234    936,000    SH               SOLE                  936,000
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS             COM       268648 10 2     5,930    320,000    SH               SOLE                  320,000
------------------------------------------------------------------------------------------------------------------------------------
HERCULES OFFSHORE INC       COM       427093 10 9     3,898    163,900    SH               SOLE                  163,900
------------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP         COM       721467 10 8    22,778    786,800    SH               SOLE                  786,800
------------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC        COM NEW   827056 30 0    17,713    968,960    SH               SOLE                  968,960
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TRAVELCENTERS OF
AMERICA LLC                 COM       894174 10 1     3,601    289,500    SH               SOLE                  289,500
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AMERCO                      COM       023586 10 0     2,336     35,568    SH               SOLE                   35,568
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